Expenses from Continuing Operations (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Listing Expenses [Line Items]
Settlement of liabilities relating to the listing of the Company (previously disclosed as a contingent liability)	[1]	$ (15,500,000)
CCM [Member]
Listing Expenses [Line Items]
Settlement of liabilities relating to the listing of the Company (previously disclosed as a contingent liability)		2,500,000
Jett Capital [Member]
Listing Expenses [Line Items]
Settlement of liabilities relating to the listing of the Company (previously disclosed as a contingent liability)		$ 13,000,000

[1]	The amount includes $2,500,000 paid to CCM and $13,000,000 estimated settlement with Jett Capital. These costs were attributable to the Sizzle Business Combination which was completed on 28 February 2024. Refer to note 16 for further details.